NOTE 6 - OIL AND GAS - Oil and Gas (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Oil and Gas Properties:
Oil and gas properties – proved reserves	$ 2,066,367	$ 2,053,981
Development costs	165,162	165,162
Accumulated depletion	(184,476)	(109,520)
Oil and gas properties - net	$ 2,047,052	$ 2,109,623